Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Entity Registrant Name	COVANTA HOLDING CORP
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0000225648
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity File Number	1-06732
Entity Tax Identification Number	95-6021257
Entity Address, Address Line One	445 South Street
Entity Address, City or Town	Morristown
Entity Address, Postal Zip Code	07960
City Area Code	(862)
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.10 Per Share
Trading Symbol	CVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false